Possible Impact of Amendments, New Standards and Interpretations Issued But Not Yet Effective for the Year Ended 31 December 2022 - Summary of Number of Amendments, New Standards and Interpretations Which are Not Yet Effective (Detail)
12 Months Ended
Dec. 31, 2022
IFRS 17, Insurance contracts [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2023
Amendments to IAS 12, Deferred Tax related to Assets and Liabilities arising from a Single Transaction [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2023
Amendments to IAS 1, Presentation of financial statements: Classification of liabilities as current or non-current [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2023
Amendments to IAS 1, Presentation of financial statements and IFRS Practice Statement 2, Making materiality judgements: Disclosure of accounting policies [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2023
Amendments to IAS 8, Accounting policies, changes in accounting estimates and errors: Definition of accounting estimates [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2023